Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2023
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

12. RELATED PARTY BALANCES AND TRANSACTIONS

The following is a list of a director and related parties to which the Group has transactions with:

(a)	Ian Huen, a Non-executive Director of the Group since June 1, 2022. Before June 1, 2022, he was the Chief Executive Officer and Executive Director of the Group;

(b)	Darren Lui, the Chief Executive Officer and Executive Director since June 1, 2022. Before June 1, 2022, he was the President and Executive Director of the Group;

(c)	Clark Cheng, an Executive Director of the Group;

(d)	CGY Investment Limited, an entity jointly controlled by Darren Lui;

(e)	ACC Medical Limited, an entity controlled by Clark Cheng;

(f)	Aeneas Group Limited, an entity controlled by Ian Huen;

(g)	Aenco Technology Limited, an entity being 34.56% effectively owned by Ian Huen;

(h)	Aeneas Management Limited, an entity controlled by Ian Huen;

(i)	Talem Medical Group Limited, an entity which Clark Cheng is a director;

(j)	Jurchen Investment Corporation, the holding company and an entity controlled by Ian Huen;

(k)	Libra Sciences Limited, an entity which was originally a wholly owned subsidiary of Aptorum Therapeutics Limited (“ATL”). Since December 30, 2021, Libra has been turned into a related party to the Group due to the voting power owned by ATL is decreased to below 50% but more than 20%. (Note 13)

(l)	Libra Therapeutics Limited, a wholly owned subsidiary of Libra Sciences Limited; and

(m)	Libra Sciences (UK) Limited, a wholly owned subsidiary of Libra Sciences Limited.

Amounts due from related parties

Amounts due from related parties consisted of the following as of June 30, 2023 and December 31, 2022:

	June 30, 2023	December 31, 2022
Current	(Unaudited)
Libra Sciences Limited (Note b)	$511,250	$378,036
Libra Therapeutics Limited	1,411	17,459
Libra Sciences (UK) Limited	4,945	-
Aeneas Management Limited	962	-
Talem Medical Group Limited (Note b)	-	610,138
Total	$518,568	$1,005,633

Amounts due to related parties

Amounts due to related parties consisted of the following as of June 30, 2023 and December 31, 2022:

	June 30, 2023	December 31, 2022
Current	(Unaudited)
Aenco Technologies Limited	$-	$3,013,234
Aeneas Group Limited (Note a)	79,233	8,110
Clark Cheng	5,172	4,583
Total	$84,405	$3,025,927

Non-current
Aeneas Group Limited (Note a)	$-	$500,000

Related party transactions

Related party transactions consisted of the following for the six months ended June 30, 2023 and 2022:

	For the six months ended June 30,
	2023	2022
	(Unaudited)	(Unaudited)
Loan from a related party (Note a)
- Aeneas Group Limited	$2,500,000	$-

Settlement of loan from a related party through issuance of Convertible Note (Note 16)
- Aeneas Group Limited	$3,000,000	$-

Interest expenses (Note a)
- Aeneas Group Limited	$71,123	$-

Loan to a related party (Note b)
- Libra Sciences Limited	$92,459	$103,789

Repayment of loan and interest from a related party (Note b)
- Talem Medical Group Limited	$595,900	$2,965,803

Interest incomes (Note b)
- Talem Medical Group Limited	$4,518	$139,105
- Libra Sciences Limited	$8,963	$2,051

Consultant, management and administrative fees (Note c)
- CGY Investments Limited	$131,691	$114,461
- ACC Medical Limited	$138,768	$99,472

Administrative fees income (Note e)
- Libra Sciences Limited	$9,615	$19,231

Note a: On August 13, 2019, Aptorum Therapeutics Limited (“ATL”), a wholly owned subsidiary of the Company, entered into financing arrangements with Aeneas Group Limited, a related party, and Jurchen Investment Corporation, the ultimate parent of the Group, allowing ATL to access up to a total $15 million in line of credit debt financing. Both line of credits have originally matured on August 12, 2022. ATL and Aeneas Group Limited has mutually agreed to extend the line of credit arrangement further 3 years to August 12, 2025. The interest on the outstanding principal indebtedness is at the rate of 8% per annum. ATL may early repay, in whole or in part, the principal indebtedness and all interest accrued at any time prior to the maturity date without the prior written consent of the lender and without payment of any premium or penalty. As of the date of this condensed consolidated financial statements, the undrawn line of credit facility is $12 million.

Note b: On November 17, 2021, Aptorum Therapeutics Limited (the “Lender”) entered into a loan agreement with Talem Medical Group Limited (the “Borrower”). According to the loan agreement, the Lender granted a loan of up to AUD4,700,000 for the Borrower for general working capital purposes of the Borrower and its subsidiaries. The loan is interest-bearing at a rate of 10% per annum and secured by the entire issued shares of Talem Medical Group (Australia) Pty Limited held by the Borrower. The loan is initially matured 6 months from the date of the first drawdown. The maturity date is extended for 6 months to the first extended maturity date, and may further extendable for another 6 months to the second extended maturity date, if certain conditions stated in loan agreement are satisfied. As of the date of this condensed consolidated financial statements, there is no outstanding balance from the Borrower following a repayment in February 2023.

On January 13, 2022, ATL entered a line of credit facility with Libra Sciences Limited to provide up to a total $1 million line of credit for its daily operation. The line of credit is originally matured on January 12, 2023, and is extended for additional 3 years. The interest on the outstanding principal indebtedness is at the rate of 10% per annum. ATL and Libra Science Limited mutually agreed to terminate the line of credit agreement effect as of March 31, 2023. All existing liabilities arising from the line of credit agreement shall remain enforceable and repayable on demand by ATL. As of the date of this condensed consolidated financial statements, $0.5 million is outstanding from Libra Sciences Limited.

Note c: CGY Investment Limited provided certain consultancy, advisory and management services to the Group on potential investment projects related to healthcare or R&D platforms. CGY Investment Limited is initially entitled to receive HK $104,000 (approximately $13,333) per calendar month plus reimbursement; such monthly service fee is adjusted to HK$171,200 (approximately US$21,949) with effect from March 1, 2022. The agreement will remain in effect until 1 month’s notice in writing is given by either party. In August 2023, CGY Investment Limited has agreed to suspended its monthly services fee from August 1, 2023 until further notice.

ACC Medical Limited provided certain consultancy, advisory, and management services to the Group on clinic operations and other related projects for clinics’ business development. ACC Medical Limited is initially entitled to receive HK $101,542 (approximately $13,018) per calendar month plus reimbursement; such monthly service fee is adjusted to HK$143,200 (approximately US$18,359 per month) effective from March 1, 2022. During the six month period ended June 30, 2023 and 2022, ACC Medical Limited also received $28,615 and $23,275 one-off compensation respectively. The agreement was terminated on June 30, 2023.

Note d: On February 25, 2022, Aptorum Medical Limited further issued 119 shares to Clark Cheng in according to the appointment agreement, decreasing the equity interest held by the Company from 92% to 91%. On February 25, 2023, Aptorum Medical Limited further issued 122 shares to Clark Cheng in according to the appointment agreement, decreasing the equity interest held by the Company from 91% to 90%.

Note e: On January 1, 2022, Aptus Management Limited (“AML”), a wholly owned subsidiary of the Company, entered into an administrative management services agreement with Libra Sciences Limited. According to the agreement, AML will provide documentation and administrative services, include but are not limited to human resources and payroll administration, general secretarial and administrative support, and accounting and financial reporting services. AML is entitled to receive a fixed amount of services fees of HKD 25,000 (approximately $3,205) per calendar month with the original expiry date on December 31, 2023. AML and Libra Sciences Limited mutually agreed to terminate the administrative management service agreement effect as of March 31, 2023.